Principal accounting policies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended			2 Months Ended	10 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Advertising revenues [Member]	Oct. 31, 2012 Advertising revenues [Member]	Dec. 31, 2012 Advertising revenues [Member]	Dec. 31, 2011 Advertising revenues [Member]	Dec. 31, 2010 Advertising revenues [Member]	Dec. 31, 2012 Online game revenues [Member]	Dec. 31, 2012 Online game revenues [Member]	Nov. 30, 2012 Other IVAS revenues [Member]	Dec. 31, 2011 Other IVAS revenues [Member]	Dec. 31, 2010 Other IVAS revenues [Member]	Dec. 31, 2012 Revenue-sharing [Member] Minimum [Member]	Dec. 31, 2012 Revenue-sharing [Member] Maximum [Member]	Dec. 31, 2012 Third Party Developed Online Games [Member] Minimum [Member]	Dec. 31, 2012 Third Party Developed Online Games [Member] Maximum [Member]	Dec. 31, 2012 Self Developed Games [Member]	Dec. 31, 2012 Advertising contracts [Member] Minimum [Member]	Dec. 31, 2012 Advertising contracts [Member] Maximum [Member]
Summary Of Principal Accounting Policies [Line Items]
Translation rate per US$	6.2301	6.2301
Goodwill impairment losses		0	0	0
Contract terms															1 year	2 years				1 month	3 months
Estimated user relationship																	3 months	6 months	4 months
Payment period		6 months
Business tax and surcharges, and cultural development fees		30,026	16,462	7,186
Percentage of value added taxes	6.00%				6.00%					6.00%
VAT effective date							Nov. 01, 2012				Dec. 01, 2012
Cultural development fee							3.00%
Business taxes and surcharges		12.00%	12.00%	10.00%		5.00%		5.00%	5.00%			3.00%	3.00%	3.00%
PRC business tax		5.00%
Advertising and market promotion expenses		5,534	4,234	1,773
Expenses related to employee social security and welfare benefits		39,660	23,657	10,217